Series A and B 9% Convertible Preferred Stock (Details) (USD $)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended						201 Months Ended	207 Months Ended
	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2012	Jan. 31, 2013
Net proceeds	$ 1,975,000	$ 1,450,000	$ 0	$ 1,975,000	$ 1,975,000	$ 2,315,000	$ 0				$ 16,305,000	$ 17,755,000
Deemed dividend					(376,746)	(766,417)		(810,003)	(764,154)	(720,900)
Series A Convertible Preferred Stock [Member]
Net proceeds						2,315,000
Derivative Warrant Liability Fair Value						(1,871,167)
Derivative Additional Investment Rights Fair Value						(515,000)
Make whole payments liability						(695,250)
Deemed dividend						(766,417)
Series B Convertible Preferred Stock [Member]
Net proceeds	1,975,000			1,975,000
Derivative Warrant Liability Fair Value	(1,811,746)			(1,811,746)
Make whole payments liability	(540,000)			(540,000)
Deemed dividend	$ (376,746)			$ (376,746)